Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consisted of the following (in millions):

	September 30,
	2015	2014

Buildings and improvements	$3,067	$3,254
Machinery and equipment	8,192	7,944
Construction in progress	1,006	1,151
Land	338	370
Total property, plant and equipment	12,603	12,719
Less: accumulated depreciation	(6,733)	(6,405)
Property, plant and equipment - net	$5,870	$6,314